Convertible Notes	12 Months Ended
Dec. 31, 2024
Convertible Notes [Abstract]
Convertible Notes
9.	Convertible Notes:

September 7, 2015 - $21,165 Revolving Convertible Note (Second JDH Note)

Upon adoption of ASU No. 2020-06 on January 1, 2022, the Second JDH Note increased by $10,949, representing the net impact of two adjustments: (1) the $21,165 value of a beneficial conversion feature (“BCF”), previously classified in additional paid-in-capital in stockholders’ equity, and (2) a $10,216 decrease to accumulated deficit for the cumulative effect of adoption related to the recorded amortization expense of BCF. Following the adoption of ASU No. 2020-06, an amount of $11,165 was outstanding under the Second JDH Note as of December 31, 2022. On January 3, 2023, the Company paid $8,000 of the outstanding balance of the Second JDH Note. The total remaining outstanding balance of $3,165 was fully repaid on December 29, 2023.